Operating Segments - Reconciliation Of Revenue From Segments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Segment Reporting [Abstract]
Segments Adjusted EBITDA	$ 138,924	$ 132,980	$ 271,376	$ 264,525
Corporate costs	(19,918)	(19,949)	(40,454)	(43,679)
Depreciation and amortization	(68,630)	(66,425)	(136,940)	(129,972)
Share-based compensation	(12,966)	(10,907)	(22,325)	(18,123)
Restructuring and other costs	(728)	(1,340)	(1,180)	(3,330)
Impairment expense on goodwill and intangible assets	(23)	(193)	(676)	(275)
Other income, net	4,397	7,376	16,752	9,923
Loss on disposal of subsidiary and other assets, net	(144)	0	(321)	0
Interest expense, net	(37,135)	(36,762)	(72,100)	(74,218)
Income before taxes	$ 3,777	$ 4,780	$ 14,132	$ 4,851